RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Amounts Due From and To Affiliates
Due from affiliates and Due to affiliates consisted of the following:

AS AT DECEMBER 31, 2022 (MILLIONS)
Due from Affiliates
Receivables from affiliates related to compensation	$782

Due to Affiliates
Borrowings on short-term credit facility	3